                                   [AMF LOGO]

                             ASSET MANAGEMENT FUND
                             230 West Monroe Street
                               Chicago, IL 60606

                                   [AMF LOGO]
                             ASSET MANAGEMENT FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2001

                               CHAIRMAN'S MESSAGE

June 15, 2001

Dear Stockholders,

  Much has changed since the Fund's fiscal year-end of October 31, 2000.

  In just six short months, economic strength has given way to economic weakness, while the Federal Reserve (the "Fed") went from being officially disposed towards tightening monetary policy to aggressively and actively easing rates. The stock market, which seemed to have found a bottom in the summer of 2000, plunged again in the fall of the year until it found what is hoped to be its nadir late in the month of April 2001.

  The impact on the yield curve was drastic. It was inverted last October, but by the end of April 2001, the curve had taken on a much more normal upward slope. The magnitude of the change was substantial. While the yield on the 30yr Treasury changed not at all, yields in the T-bill complex declined, on average, by about 240 basis points and the yield on the two-year note declined by about 165 basis points. It was quite a ride that presented our portfolio management team with many opportunities along the way.

  We believe, in the foreseeable future, that the Fed will continue to ease and that their aggressive "pump priming" will continue to support a rather steep yield curve.

  Also, later in the year, on September 18th to be exact, the AMF ARM portfolio will celebrate its 10th anniversary. Anticipatory festivities got underway about six months ago as the portfolio's yield and price stability began to attract investors in what was a very challenging and uncertain market. As a result, the assets of the AMF ARM portfolio have more than doubled over the period.

  No "present" could have been more fulfilling for us at AMF than this expression of investor confidence in what is still, by far, the largest fund of this type in the business.

  We thank all our stockholders and wish to remind you, as always, that your portfolio management team is always available to answer your concerns or questions. We do encourage your calls.

Sincerely,

   /s/ Rodger D. Shay
Rodger D. Shay
Chairman
Asset Management Fund

  THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF THE STOCKHOLDERS OF THE ASSET MANAGEMENT FUND. IT IS NOT TO BE CONSTRUED AS AN OFFERING TO SELL OR BUY ANY SHARES OF THE FUND. SUCH AN OFFERING IS MADE ONLY BY THE PROSPECTUS.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                   PERCENTAGE
                                                     OF NET
                                                     ASSETS      MATURITY        PAR           VALUE
-------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...............................     85.2%
     Fannie Mae*
       4.48%                                                       5/1/01    $15,000,000    $15,000,000
       4.15%                                                      5/17/01      5,000,000      4,998,102
                                                                                            -----------
                                                                                             19,998,102
     Fannie Mae -- Discount Note
       4.35%                                                       5/9/01      6,000,000      5,994,200
     Freddie Mac -- Discount Note
       4.53%                                                       5/1/01     25,000,000     25,000,000
     Student Loan Marketing Association*
       4.22%                                                       5/1/01      7,000,000      7,000,112
                                                                                            -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $57,992,414)                                                                      57,992,414
REPURCHASE AGREEMENTS............................     14.9%
  Salomon Smith Barney, 4.59% (Agreement dated
     4/30/01, to be repurchased at $10,156,295 on
     5/1/01; collateralized by Federal Home Loan
     Bank security)                                                           10,155,000     10,155,000
                                                                                            -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $10,155,000)                                                                      10,155,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $68,147,414) (a).........................    100.1%                                  68,147,414
LIABILITIES IN EXCESS OF OTHER ASSETS............     (0.1%)                                    (37,259)
                                                                                            -----------
Net Assets applicable to 68,121,698 Shares of
  Common Stock issued and outstanding............    100.0%                                 $68,110,155
                                                                                            ===========
Net Asset Value, offering and redemption price
  per share ($68,110,155 / 68,121,698)                                                            $1.00
                                                                                            ===========

--------------------------------------------------------------------------------
 * Variable rate investments. The rate presented is the rate in effect at April 30, 2001. The date presented reflects the next rate change date.

(a) Cost for federal income tax and financial reporting purposes are the same.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS      MATURITY       PAR           VALUE
--------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES*.....       18.4%
  1 Yr. Constant Maturity Treasury Based ARMS
     Fannie Mae
       7.93%                                                         3/1/30    $5,910,878    $ 6,058,650
  Cost of Funds Index Based ARMS
     Fannie Mae
       6.86%                                                         4/1/25     3,292,551      3,338,853
     Freddie Mac
       6.61%                                                       10/15/22     5,961,387      5,952,073
                                                                                             -----------
                                                                                               9,290,926
                                                                                             -----------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES (Cost $15,090,262)                                                            15,349,576
AGENCY OBLIGATIONS...............................       12.1%
     Freddie Mac
       5.75%                                                        7/15/03     4,000,000      4,083,750
     Freddie Mac -- Discount Note
       4.32%                                                         5/4/01     6,000,000      5,997,120
                                                                                             -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $9,857,248)                                                                        10,080,870
FIXED RATE MORTGAGE-RELATED SECURITIES...........        9.4%
     Fannie Mae
       5.75%                                                        2/25/16     5,000,000      5,040,625
     Freddie Mac
       7.00%                                                       12/15/06     2,731,322      2,802,166
                                                                                             -----------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $7,606,817)                                                                         7,842,791

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS      MATURITY       PAR           VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS........................       48.1%
     U.S. Treasury Notes
       5.75%                                                       11/30/02    $3,000,000    $ 3,067,500
       6.25%                                                        2/15/03     6,000,000      6,196,875
       5.38%                                                        6/30/03     4,000,000      4,082,500
       5.75%                                                        8/15/03     7,000,000      7,203,438
       6.00%                                                        8/15/04     7,000,000      7,273,437
       5.88%                                                       11/15/04     4,000,000      4,143,750
       5.75%                                                       11/15/05     8,000,000      8,277,500
                                                                                             -----------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $38,997,422)                                                                       40,245,000
REPURCHASE AGREEMENTS............................       11.4%
  Salomon Smith Barney, 4.59% (Agreement dated
     4/30/01, to be repurchased at $9,532,215 on
     5/1/01; collateralized by Federal Home Loan
     Bank security)                                                             9,531,000      9,531,000
                                                                                             -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $9,531,000)                                                                         9,531,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $81,082,749) (a).........................       99.4%                                 83,049,237
OTHER ASSETS IN EXCESS OF LIABILITIES............        0.6%                                    505,868
                                                                                             -----------
Net Assets applicable to 7,931,591 Shares of
  Common Stock issued and outstanding............      100.0%                                $83,555,105
                                                                                             ===========
Net Asset Value, offering and redemption price
  per share ($83,555,105 / 7,931,591)                                                             $10.53
                                                                                             ===========

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2001.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:


                Unrealized appreciation                       $1,967,208

                Unrealized depreciation                             (720)
                                                              ----------

                Net unrealized appreciation                   $1,966,488
                                                              ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS      MATURITY        PAR            VALUE
---------------------------------------------------------------------------------------------------------
ADJUSTABLE RATE MORTGAGE-
  RELATED SECURITIES*.........................       67.1%
  1 Yr. Constant Maturity Treasury Based ARMS
     Chase 1990-EA1                                             11/25/20    $ 1,439,265    $    1,439,265
       7.55%
     Fannie Mae
       8.36%                                                      5/1/25     11,948,861        12,292,391
       8.07%                                                      7/1/25     15,600,113        16,004,741
       7.99%                                                     12/1/25     11,444,120        11,712,341
       8.09%                                                     10/1/26      6,091,994         6,238,582
       8.03%                                                      7/1/27      8,055,850         8,272,351
       8.34%                                                      8/1/27      7,682,137         7,893,395
       8.43%                                                     11/1/27     11,777,902        12,087,072
       8.14%                                                     12/1/27     13,879,989        14,244,339
       8.04%                                                      4/1/28     11,934,816        12,203,350
       8.36%                                                      7/1/28     55,905,041        57,424,959
       7.88%                                                      9/1/29      5,447,168         5,578,240
       7.93%                                                      3/1/30     43,147,453        44,226,139
       8.07%                                                      9/1/30     24,329,107        25,013,363
     Freddie Mac
       8.22%                                                     10/1/24      9,392,866         9,621,818
       8.36%                                                      8/1/25     18,411,237        18,906,039
       8.41%                                                     11/1/26      6,872,905         7,036,136
       8.23%                                                      3/1/27     11,261,652        11,564,308
       8.30%                                                      3/1/27     13,164,470        13,505,923
       8.22%                                                      9/1/27     19,681,790        20,198,437
       8.24%                                                     12/1/27     29,895,862        30,680,629
       8.28%                                                     12/1/27     31,973,567        32,822,865
       8.24%                                                      6/1/28     22,619,938        23,192,505
       8.12%                                                      7/1/28     14,823,848        15,009,146
       8.31%                                                     11/1/28      8,172,335         8,310,243
       8.19%                                                      4/1/29     11,568,232        11,850,208
     Government National Mortgage Association II
       7.63%                                                    10/20/25     21,220,907        21,592,273
       7.63%                                                    11/20/26      9,558,140         9,725,408
                                                                                           --------------
                                                                                              468,646,466
  6 Mo. Certificate of Deposit Based ARMS
     Fannie Mae
       7.72%                                                     12/1/24     33,776,130        34,430,542
     Freddie Mac
       8.26%                                                      1/1/26     12,273,214        12,522,514
                                                                                           --------------
                                                                                               46,953,056

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS      MATURITY        PAR            VALUE
---------------------------------------------------------------------------------------------------------
  6 Mo. London Interbank Offering Rate (LIBOR)
     Based ARMS
     Donaldson, Lufkin, Jenrette Acceptance
       Corp. 1992-6
       8.28%                                                     7/25/22    $10,514,035    $   10,540,321
     Donaldson, Lufkin, Jenrette Acceptance
       Corp. 1992-9
       7.55%                                                    11/25/22      4,902,534         4,902,534
     Donaldson, Lufkin, Jenrette Acceptance
       Corp. 1994-5
       9.07%                                                     4/25/24      1,740,140         1,740,140
     Freddie Mac
       8.50%                                                      3/1/26      5,902,725         6,046,604
       8.52%                                                      5/1/26      4,097,643         4,202,645
                                                                                           --------------
                                                                                               27,432,244
  6 Mo. Treasury Bill Based ARMS
     Citicorp 1992-18 CL A-1
       7.93%                                                    11/25/22     15,893,554        16,141,891
     Housing Securities, Inc. 1992 SL-1 CL A-1
       8.33%                                                     5/25/16     10,335,222        10,545,156
                                                                                           --------------
                                                                                               26,687,047
  Cost of Funds Index Based ARMS
     Fannie Mae
       6.33%                                                     8/25/08      5,238,537         5,228,715
       6.33%                                                     6/25/12      4,000,000         3,992,500
       6.43%                                                     9/25/23      9,271,996         9,263,303
       6.80%                                                      5/1/36     24,600,314        24,946,256
       6.76%                                                      5/1/36     40,898,450        41,473,584
     Freddie Mac
       6.58%                                                     5/15/21      8,508,130         8,521,424
       6.33%                                                    12/15/23     12,738,577        12,746,538
       6.33%                                                     2/15/24      1,854,699         1,852,381
                                                                                           --------------
                                                                                              108,024,701
  HYBRID ARMS
     Bear Stearns Adj Rate Mortgage
       2001-1 A-3
       6.78%                                                    12/25/40     32,515,808        32,922,255


See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS      MATURITY        PAR            VALUE
---------------------------------------------------------------------------------------------------------
     Credit Suisse First Boston 2001-AR7 3A1
       5.80%                                                     2/25/41    $36,741,903    $   36,741,903
     Washington Mutual 1999-WM 1 7A
       7.61%                                                    10/19/39     31,246,354        31,832,223
                                                                                           --------------
                                                                                              101,496,381
  MONTHLY London Interbank Offering Rate
     (LIBOR) Collateralized Mortgage
     Obligations
     ABN Amro Mortgage Corp. 1999-8
       5.45%                                                    12/25/29      4,749,263         4,756,684
     BA Mortgage Securities, Inc. 1998-4 1A7
       5.98%                                                     8/25/28     19,717,290        19,483,147
     Fannie Mae
       4.81%                                                     9/25/28     11,940,754        11,948,217
     Freddie Mac
       5.51%                                                    10/15/19     13,891,786        13,913,492
       5.51%                                                     5/15/21      7,053,245         7,066,470
       5.61%                                                     3/15/25     11,204,194        11,221,700
       5.32%                                                     5/15/29     14,595,810        14,545,637
       5.32%                                                     6/15/29     24,786,537        24,647,112
       5.45%                                                     2/15/30     29,104,560        29,113,655
     MLCC Mortgage Investors, Inc. 1996-C
       5.38%                                                     9/15/21     17,673,710        17,706,849
     Morserv, Inc. 96-2 1A1
       5.91%                                                    11/25/26      9,823,278         9,866,255
                                                                                           --------------
                                                                                              164,269,218
                                                                                           --------------
  TOTAL ADJUSTABLE RATE MORTGAGE-RELATED
     SECURITIES
     (Cost $936,470,104)                                                                      943,509,113
AGENCY OBLIGATIONS............................        8.5%
     Federal Home Loan Bank -- Discount Note
       4.83%                                                      5/2/01     45,000,000        44,987,938
       4.75%                                                     5/11/01     15,000,000        14,978,228
                                                                                           --------------
                                                                                               59,966,166
     Freddie Mac -- Discount Note
       4.70%                                                      5/4/01     30,000,000        29,984,333
       4.72%                                                      5/8/01     30,000,000        29,968,541
                                                                                           --------------
                                                                                               59,952,874
                                                                                           --------------
  TOTAL AGENCY OBLIGATIONS
     (Cost $119,934,902)                                                                      119,919,040

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS      MATURITY        PAR            VALUE
---------------------------------------------------------------------------------------------------------
FIXED RATE MORTGAGE-RELATED SECURITIES........       19.6%
  Collateralized Mortgage Obligations
     BA Mortgage Securities, Inc. 1998-3
       6.50%                                                     7/25/13    $15,057,766    $   15,165,993
     CMC Securities Corporation III 1998-2 A3
       6.25%                                                    11/25/28     10,000,000        10,125,000
     Countrywide Home Loans 2000-5 1A1
       7.75%                                                    10/25/30     27,433,152        27,690,338
     Countrywide Home Loans 2000-9 A1
       7.50%                                                     1/25/31     20,964,101        21,127,883
     Countrywide Home Loans 2000-9 A9
       7.50%                                                     1/25/31     33,555,622        33,817,776
     Fannie Mae
       6.50%                                                    10/18/17      7,815,943         7,884,332
       5.50%                                                     2/25/18     23,663,550        23,737,498
       6.00%                                                     4/25/23      9,142,457         9,188,170
     Freddie Mac
       6.00%                                                    12/15/14     15,754,371        15,916,838
       6.50%                                                     1/25/15      5,301,000         5,387,141
       5.50%                                                     8/15/18      7,334,225         7,370,896
       6.00%                                                     6/15/20      8,780,447         8,862,764
       6.50%                                                     4/15/21     16,761,379        16,949,944
       6.25%                                                     1/15/22     13,118,382        13,294,660
     GE Capital Mortgage Services, Inc.
       6.00%                                                    10/25/08      5,864,000         5,895,153
     Prudential Home Mortgage Services 1996-4
       6.50%                                                     4/25/26      3,887,885         3,930,409
     Residential Funding Mortgage Securities I
       2000-S11 A1
       7.75%                                                     9/25/30     23,687,396        23,953,879
     Residential Funding Mortgage Securities I
       1999-S12
       6.50%                                                     5/25/29     20,000,000        20,100,000
                                                                                           --------------
                                                                                              270,398,674

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  PERCENTAGE
                                                    OF NET
                                                    ASSETS      MATURITY        PAR            VALUE
---------------------------------------------------------------------------------------------------------
  Mortgage Pass Throughs
     Freddie Mac
       8.00%                                                      6/1/14    $ 1,313,660    $    1,352,660
       9.25%                                                      1/1/17      2,350,655         2,513,732
       10.50%                                                    12/1/20      1,413,105         1,566,780
                                                                                           --------------
                                                                                                5,433,172
                                                                                           --------------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $274,229,930)                                                                      275,831,846
U.S. TREASURY OBLIGATIONS.....................        0.4%
     U.S. Treasury Notes
       5.50%                                                     5/31/03      4,000,000         4,090,000
       5.75%                                                    11/15/05      2,000,000         2,069,375
                                                                                           --------------
  TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $6,086,507)                                                                          6,159,375
REPURCHASE AGREEMENTS.........................        5.9%
  Salomon Smith Barney, 4.59% (Agreement dated
     4/30/01, to be repurchased at $82,371,501
     on 5/1/01; collateralized by various
     Fannie Mae and Freddie Mac securities)                                  82,361,000        82,361,000
                                                                                           --------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $82,361,000)                                                                        82,361,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $1,419,082,443) (a)...................      101.5%                                  1,427,780,374
LIABILITIES IN EXCESS OF OTHER ASSETS.........       (1.5%)                                   (21,445,862)
                                                                                           --------------
Net Assets applicable to 141,583,921 Shares of
  Common Stock issued and outstanding.........      100.0%                                 $1,406,334,512
                                                                                           ==============
Net Asset Value, offering and redemption price
  per share ($1,406,334,512 / 141,583,921)                                                          $9.93
                                                                                           ==============

--------------------------------------------------------------------------------
 *  The rates presented are the rates in effect at April 30, 2001.

(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:


                Unrealized appreciation                         $9,185,650

                Unrealized depreciation                           (487,719)
                                                                ----------

                Net unrealized appreciation                     $8,697,931
                                                                ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS      MATURITY       PAR           VALUE
--------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS...............................        2.1%
     Freddie Mac
       5.75%                                                        3/15/09    $2,000,000    $ 1,980,625
                                                                                             -----------
  TOTAL AGENCY OBLIGATIONS (Cost $1,763,555)                                                   1,980,625
FIXED RATE MORTGAGE-RELATED SECURITIES...........       80.1%
  15 Yr. Securities
     Fannie Mae
       6.50%                                                         8/1/14     2,726,136      2,750,842
       7.00%                                                         3/1/15     5,132,734      5,236,993
       7.00%                                                         6/1/15     2,477,385      2,527,707
     Freddie Mac
       7.50%                                                         1/1/10     5,698,310      5,874,602
       7.50%                                                         7/1/11     3,678,786      3,792,598
       6.50%                                                         2/1/12     5,507,259      5,557,169
       6.50%                                                         4/1/12     3,841,510      3,876,323
       6.00%                                                         3/1/14     4,382,233      4,349,366
       6.00%                                                         7/1/14     3,620,333      3,593,181
       6.50%                                                         2/1/15     1,832,888      1,849,498
       6.00%                                                         3/1/15     2,704,806      2,684,520
     Government National Mortgage Association
       6.00%                                                        1/15/14     4,409,149      4,406,393
                                                                                             -----------
                                                                                              46,499,192
  Balloons
     Fannie Mae
       6.00%                                                        10/1/05     3,222,881      3,220,866
                                                                                             -----------
  Collateralized Mortgage Obligations
     Countrywide Home Loans 2000-5 1A1
       7.75%                                                       10/25/30     8,897,239      8,980,650
     Freddie Mac
       5.50%                                                       11/15/16     5,000,000      5,035,938
       6.50%                                                        5/15/25     5,000,000      5,079,688
     Norwest Asset Securities Corp. 1998-20 A6
       6.25%                                                        9/25/28     6,000,000      6,046,875
                                                                                             -----------
                                                                                              25,143,151
                                                                                             -----------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $72,614,838)                                                                       74,863,209

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS.......................       12.3%
     U.S. Treasury Notes
       5.88%                                                      11/15/04    $ 4,000,000    $ 4,143,750
       6.75%                                                       5/15/05      3,000,000      3,208,125
       5.75%                                                      11/15/05      2,000,000      2,069,375
       6.00%                                                       8/15/09      2,000,000      2,085,000
                                                                                             -----------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $10,966,325)                                                                             11,506,250
REPURCHASE AGREEMENTS...........................       10.9%
  Salomon Smith Barney, 4.59% (Agreement dated
     4/30/01, to be repurchased at $10,226,304
     on 5/1/01; collateralized by Federal Home
     Loan Bank security)                                                       10,225,000     10,225,000
                                                                                             -----------
  TOTAL REPURCHASE AGREEMENTS (Cost $10,225,000)                                              10,225,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $95,569,718) (a)........................      105.4%                                  98,575,084
LIABILITIES IN EXCESS OF OTHER ASSETS...........       (5.4%)                                 (5,028,528)
                                                                                             -----------
Net Assets applicable to 9,761,736 Shares of
  Common Stock issued and outstanding...........      100.0%                                 $93,546,556
                                                                                             ===========
Net Asset Value, offering and redemption
  price per share ($93,546,556 / 9,761,736)                                                        $9.58
                                                                                             ===========

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:


                Unrealized appreciation                       $3,023,637

                Unrealized depreciation                          (18,271)
                                                              ----------

                Net unrealized appreciation                   $3,005,366
                                                              ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                    PERCENTAGE
                                                      OF NET
                                                      ASSETS      MATURITY        PAR           VALUE
--------------------------------------------------------------------------------------------------------
AGENCY OBLIGATIONS..............................        4.0%
     Freddie Mac
       5.75%                                                       3/15/09    $ 3,000,000    $ 2,970,938
                                                                                             -----------
  TOTAL AGENCY OBLIGATIONS
     (Cost $2,675,144)                                                                         2,970,938
FIXED RATE MORTGAGE-RELATED SECURITIES..........       66.2%
  15 Yr. Securities
     Government National Mortgage Association
       6.50%                                                       5/15/14      5,128,545      5,202,268
                                                                                             -----------
  30 Yr. Securities
     Fannie Mae
       8.00%                                                        8/1/30      3,211,547      3,321,944
     Government National Mortgage Association
       9.00%                                             11/15/04-10/15/21      3,593,165      3,776,192
     Government National Mortgage Association
       7.00%                                                       4/15/27     10,653,861     10,770,387
     Government National Mortgage Association
       7.50%                                               2/15/24-6/15/27      8,949,732      9,162,288
     Government National Mortgage Association
       6.50%                                                       4/15/28      2,682,057      2,661,942
     Government National Mortgage Association
       6.00%                                              11/15/28-1/15/29      7,230,991      7,029,880
     Government National Mortgage Association
       8.00%                                                       4/15/30      3,303,256      3,414,741
     Government National Mortgage Association II
       6.50%                                                       3/20/26      3,411,268      3,378,221
                                                                                             -----------
                                                                                              43,515,595
                                                                                             -----------
  TOTAL FIXED RATE MORTGAGE-RELATED SECURITIES
     (Cost $46,509,431)                                                                       48,717,863
U.S. TREASURY OBLIGATIONS.......................       18.3%
     U.S. Treasury Notes
       6.50%                                                       2/15/10      4,000,000      4,307,500
       5.75%                                                       8/15/10      7,000,000      7,175,000
       5.00%                                                       2/15/11      2,000,000      1,948,750
                                                                                             -----------
  TOTAL U.S. TREASURY OBLIGATIONS (Cost
     $13,345,935)                                                                             13,431,250

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO (CONTINUED)
STATEMENT OF NET ASSETS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                     PERCENTAGE
                                                       OF NET
                                                       ASSETS      MATURITY       PAR           VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS............................       11.4%
  Salomon Smith Barney, 4.59% (Agreement dated
     4/30/01, to be repurchased at $8,398,071 on
     5/1/01; collateralized by Federal Home Loan
     Bank security)                                                            $8,397,000    $ 8,397,000
                                                                                             -----------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $8,397,000)                                                                         8,397,000
TOTAL INVESTMENTS IN SECURITIES
  (Cost $70,927,510) (a).........................       99.9%                                 73,517,051
OTHER ASSETS IN EXCESS OF LIABILITIES............        0.1%                                     53,947
                                                                                             -----------
Net Assets applicable to 7,010,976 Shares of
  Common Stock issued and outstanding............      100.0%                                $73,570,998
                                                                                             ===========
Net Asset Value, offering and redemption price
  Per share ($73,570,998 / 7,010,976)                                                             $10.49
                                                                                             ===========

--------------------------------------------------------------------------------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:


                Unrealized appreciation.....................    $2,816,373

                Unrealized depreciation.....................      (226,832)
                                                                ----------

                Net unrealized appreciation.................    $2,589,541
                                                                ==========

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                     U.S.
                                                   SHORT U.S.     ADJUSTABLE      INTERMEDIATE    GOVERNMENT
                                       MONEY       GOVERNMENT    RATE MORTGAGE      MORTGAGE       MORTGAGE
                                       MARKET      SECURITIES        (ARM)         SECURITIES     SECURITIES
                                     PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest income...............  $1,524,322    $2,878,201     $31,894,979      $2,936,007     $2,470,215
                                     ----------    ----------     -----------      ----------     ----------
     Operating expenses:
       Investment advisory fees....      39,698       110,718       2,090,608         152,780         90,495
       Distribution fee Class I
          Shares...................      36,940        66,431       1,161,444          65,478         54,297
       Distribution fee Class D
          Shares...................      11,032            --              --              --             --
       Administration fee..........       7,940        13,286         139,372          13,095         10,859
       Custodian fee...............       9,647        14,023          83,110          12,683         16,526
       Transfer agent fee..........       5,825         3,516          15,577           2,116          1,663
       Legal.......................       2,874         4,746          43,545           5,056            125
       Other.......................      12,631        16,012         124,298          16,084         12,433
                                     ----------    ----------     -----------      ----------     ----------
                                        126,587       228,732       3,657,954         267,292        186,398
       Fee waivers.................     (39,732)           --      (1,393,737)        (43,651)            --
                                     ----------    ----------     -----------      ----------     ----------
          Total expenses...........      86,855       228,732       2,264,217         223,641        186,398
                                     ----------    ----------     -----------      ----------     ----------
          Net investment income....   1,437,467     2,649,469      29,630,762       2,712,366      2,283,817
                                     ----------    ----------     -----------      ----------     ----------
REALIZED AND UNREALIZED GAIN FROM
  INVESTMENT ACTIVITIES:
     Realized gain on investment
       transactions................          --       538,974       1,619,098         487,035        796,657
     Change in unrealized
       appreciation/depreciation on
       investments.................          --     1,233,188       4,156,084       1,938,766        781,526
                                     ----------    ----------     -----------      ----------     ----------
          Net gain on
            investments............          --     1,772,162       5,775,182       2,425,801      1,578,183
                                     ----------    ----------     -----------      ----------     ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS........  $1,437,467    $4,421,631     $35,405,944      $5,138,167     $3,862,000
                                     ==========    ==========     ===========      ==========     ==========

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                        MONEY MARKET
                                                                          PORTFOLIO
                                                              ---------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                               APRIL 30, 2001      OCTOBER 31,
                                                                (UNAUDITED)           2000
-----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................   $   1,437,467      $   3,069,752
     Net realized loss......................................              --            (14,744)
                                                               -------------      -------------
       Net increase in net assets resulting from
        operations..........................................       1,437,467          3,055,008
                                                               -------------      -------------
  Dividends paid to Class I stockholders:
     From net investment income.............................      (1,344,466)        (3,025,788)
  Dividends paid to Class D stockholders:
     From net investment income.............................         (93,001)           (43,964)(a)
                                                               -------------      -------------
       Total dividends paid to stockholders.................      (1,437,467)        (3,069,752)
                                                               -------------      -------------
  Capital Transactions Class I Shares:
     Proceeds from sale of shares...........................     316,694,022        379,065,203
     Shares issued to stockholders in reinvestment of
      dividends.............................................         938,909          2,188,957
     Cost of shares repurchased.............................    (302,606,569)      (425,111,733)
  Capital Transactions Class D Shares:
     Proceeds from sale of shares...........................      17,722,593          9,623,000 (a)
     Shares issued to stockholders in reinvestment of
      dividends.............................................           4,903              3,323 (a)
     Cost of shares repurchased.............................     (16,234,171)        (6,237,697)(a)
                                                               -------------      -------------
       Net increase (decrease) in net assets from capital
        transactions........................................      16,519,687        (40,468,947)
                                                               -------------      -------------
       Total increase (decrease) in net assets..............      16,519,687        (40,483,691)
Net Assets:
  Beginning of year.........................................      51,590,468         92,074,159
                                                               -------------      -------------
  End of period.............................................   $  68,110,155      $  51,590,468
                                                               =============      =============

--------------------------------------------------------------------------------
(a) Represents the period from December 19, 1999 (commencement of operations for Money Market Class D Shares) through October 31, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                   SHORT U.S. GOVERNMENT
                                                                    SECURITIES PORTFOLIO
                                                              --------------------------------
                                                              SIX MONTHS ENDED     YEAR ENDED
                                                               APRIL 30, 2001     OCTOBER 31,
                                                                (UNAUDITED)           2000
----------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
     Net investment income..................................    $  2,649,469      $  6,129,173
     Net realized gain (loss)...............................         538,974        (1,165,577)
     Change in unrealized appreciation/depreciation on
      investments...........................................       1,233,188           751,784
                                                                ------------      ------------
       Net increase in net assets resulting from
        operations..........................................       4,421,631         5,715,380
                                                                ------------      ------------
  Dividends paid to stockholders:
     From net investment income.............................      (2,623,635)       (6,132,836)
                                                                ------------      ------------
       Total dividends paid to stockholders.................      (2,623,635)       (6,132,836)
                                                                ------------      ------------
  Capital Transactions:
     Proceeds from sale of shares...........................      10,987,647           740,841
     Shares issued to stockholders in reinvestment of
      dividends.............................................       1,666,994         3,539,406
     Cost of shares repurchased.............................     (26,995,461)      (22,604,431)
                                                                ------------      ------------
       Net increase (decrease) in net assets from capital
        transactions........................................     (14,340,820)      (18,324,184)
                                                                ------------      ------------
       Total increase (decrease) in net assets..............     (12,542,824)      (18,741,640)
Net Assets:
  Beginning of year.........................................      96,097,929       114,839,569
                                                                ------------      ------------
  End of period.............................................    $ 83,555,105      $ 96,097,929
                                                                ============      ============

--------------------------------------------------------------------------------
See notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                 INTERMEDIATE
            ADJUSTABLE RATE                  MORTGAGE SECURITIES                  U.S. GOVERNMENT
        MORTGAGE (ARM) PORTFOLIO                  PORTFOLIO                MORTGAGE SECURITIES PORTFOLIO
----------------------------------------------------------------------------------------------------------
    SIX MONTHS ENDED    YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED    SIX MONTHS ENDED     YEAR ENDED
     APRIL 30, 2001     OCTOBER 31,     APRIL 30, 2001     OCTOBER 31,     APRIL 30, 2001     OCTOBER 31,
      (UNAUDITED)          2000           (UNAUDITED)          2000          (UNAUDITED)          2000
----------------------------------------------------------------------------------------------------------
     $   29,630,762    $  46,169,016     $  2,712,366      $  5,821,919      $ 2,283,817      $  4,996,868
          1,619,098       (1,812,264)         487,035        (1,912,686)         796,657        (2,328,586)
          4,156,084        2,315,959        1,938,766         1,845,036          781,526         2,191,655
     --------------    -------------     ------------      ------------      -----------      ------------
         35,405,944       46,672,711        5,138,167         5,754,269        3,862,000         4,859,937
     --------------    -------------     ------------      ------------      -----------      ------------
        (29,391,516)     (46,052,996)      (2,684,472)       (5,848,506)      (2,280,821)       (5,038,144)
     --------------    -------------     ------------      ------------      -----------      ------------
        (29,391,516)     (46,052,996)      (2,684,472)       (5,848,506)      (2,280,821)       (5,038,144)
     --------------    -------------     ------------      ------------      -----------      ------------
        812,947,264       79,583,347       12,499,999            30,000        1,000,001            37,920
         12,544,488       22,200,993          985,870         2,376,935        1,063,757         2,712,203
       (106,823,710)    (298,360,075)     (13,160,774)      (13,255,026)      (1,522,458)      (18,373,750)
     --------------    -------------     ------------      ------------      -----------      ------------
        718,668,042     (196,575,735)         325,095       (10,848,091)         541,300       (15,623,627)
     --------------    -------------     ------------      ------------      -----------      ------------
        724,682,470     (195,956,020)       2,778,790       (10,942,328)       2,122,479       (15,801,834)
        681,652,042      877,608,062       90,767,766       101,710,094       71,448,519        87,250,353
     --------------    -------------     ------------      ------------      -----------      ------------
     $1,406,334,512    $ 681,652,042     $ 93,546,556      $ 90,767,766      $73,570,998      $ 71,448,519
     ==============    =============     ============      ============      ===========      ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO CLASS I SHARES
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2001    --------------------------------------------------------
                                   (UNAUDITED)        2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year........................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.0275         0.0578      0.0480      0.0523      0.0513      0.0516
  Net realized and unrealized
     loss on investments......             --             --(a)       --          --          --          --
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.0275         0.0578      0.0480      0.0523      0.0513      0.0516
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.0275)       (0.0578)    (0.0480)    (0.0523)    (0.0513)    (0.0516)
     From net realized gain...             --             --          --(a)       --          --          --
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  period......................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                     ========       ========    ========    ========    ========    ========
Total return..................          2.78%(b)       5.93%       4.94%       5.35%       5.25%       5.29%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............       $ 63,228       $ 48,202    $ 92,074    $ 58,445    $ 48,104    $ 69,484
  Ratio of expenses to average
     net assets...............          0.30%(c)       0.30%       0.25%       0.25%       0.26%       0.24%
  Ratio of net investment
     income to average net
     assets...................          5.46%(c)       5.74%       4.81%       5.22%       5.14%       5.15%
  Ratio of expenses to average
     net assets*..............          0.45%(c)       0.45%       0.40%       0.40%       0.41%       0.39%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Net realized/unrealized loss per share and/or distributions from net realized gain was less than $0.00005.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
MONEY MARKET PORTFOLIO CLASS D SHARES
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                                                  SIX MONTHS      DECEMBER 19,
                                                                    ENDED          1999(A) TO
                                                                APRIL 30, 2001    OCTOBER 31,
                                                                 (UNAUDITED)          2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of year..........................       $   1.00         $   1.00
                                                                   --------         --------
Income from investment operations:
  Net investment income.....................................         0.0253           0.0466
  Net realized and unrealized loss on investments...........             --               --(b)
                                                                   --------         --------
       Total from investment operations.....................         0.0253           0.0466
                                                                   --------         --------
Less distributions:
  Dividends paid to stockholders:
     From net investment income.............................        (0.0253)         (0.0466)
                                                                   --------         --------
Net asset value, end of period..............................       $   1.00         $   1.00
                                                                   ========         ========
Total return................................................          2.55%(c)         4.74%(d)
Ratios/Supplemental data:
  Net assets, end of period (in 000's)......................       $  4,882         $  3,388
  Ratio of expenses to average net assets...................          0.75%(e)         0.75%(e)
  Ratio of net investment income to average net assets......          5.05%(e)         5.66%(e)
  Ratio of expenses to average net assets*..................          0.90%(e)         0.94%(e)

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Commencement of operations.

(b) Net realized/unrealized loss per share was less than $0.00005.

(c) Not annualized.

(d) Represents the total return for the period from December 19, 1999 to October 31, 2000.

(e) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
SHORT U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2001    --------------------------------------------------------
                                   (UNAUDITED)        2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year........................       $  10.34       $  10.36    $  10.66    $  10.55    $  10.56    $  10.68
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.3103         0.5973      0.5600      0.6144      0.6273      0.6370
  Net realized and unrealized
     gain (loss) on
     investments..............         0.1868        (0.0240)    (0.3000)     0.1100     (0.0100)    (0.1200)
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.4971         0.5733      0.2600      0.7244      0.6173      0.5170
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders from net
     investment income........        (0.3071)       (0.5976)    (0.5600)    (0.6144)    (0.6273)    (0.6370)
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  period......................       $  10.53       $  10.34    $  10.36    $  10.66    $  10.55    $  10.56
                                     ========       ========    ========    ========    ========    ========
Total return..................          4.85%(a)       5.77%       2.51%       7.08%       6.04%       4.99%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............       $ 83,555       $ 96,098    $114,840    $114,240    $112,304    $176,892
  Ratio of expenses to average
     net assets...............          0.52%(b)       0.51%       0.49%       0.50%       0.50%       0.48%
  Ratio of net investment
     income to average net
     assets...................          5.98%(b)       5.79%       5.35%       5.83%       5.97%       6.02%
  Portfolio turnover rate.....            14%           138%        155%         84%         75%         69%

--------------------------------------------------------------------------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
ADJUSTABLE RATE MORTGAGE (ARM) PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2001    --------------------------------------------------------
                                   (UNAUDITED)        2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year........................      $     9.86      $   9.84    $   9.91    $   9.99    $   9.95    $   9.94
                                    ----------      --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......          0.3362        0.6048      0.5290      0.5676      0.6036      0.5958
  Net realized and unrealized
     gain (loss) on
     investments..............          0.0469        0.0233     (0.0700)    (0.0800)     0.0400      0.0100
                                    ----------      --------    --------    --------    --------    --------
       Total from investment
          operations..........          0.3831        0.6281      0.4590      0.4876      0.6436      0.6058
                                    ----------      --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders from net
     investment income........         (0.3131)      (0.6129)    (0.5290)    (0.5676)    (0.6036)    (0.5958)
                                    ----------      --------    --------    --------    --------    --------
Net asset value, end of
  period......................      $     9.93      $   9.86    $   9.84    $   9.91    $   9.99    $   9.95
                                    ==========      ========    ========    ========    ========    ========
Total return..................           3.93%(a)      6.63%       4.73%       5.00%       6.65%       6.27%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............      $1,406,335      $681,652    $877,608    $895,550    $751,334    $796,016
  Ratio of expenses to average
     net assets...............           0.49%(b)      0.48%       0.48%       0.49%       0.49%       0.47%
  Ratio of net investment
     income to average net
     assets...................           6.37%(b)      6.22%       5.34%       5.70%       6.07%       6.01%
  Ratio of expenses to average
     net assets*..............           0.79%(b)      0.78%       0.78%       0.79%       0.79%       0.77%
  Portfolio turnover rate.....             27%           67%         51%         53%         74%         60%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
INTERMEDIATE MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2001    --------------------------------------------------------
                                   (UNAUDITED)        2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year........................       $   9.33       $   9.33    $   9.66    $   9.62    $   9.52    $   9.68
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.2932         0.5754      0.5490      0.5932      0.6245      0.6101
  Net realized and unrealized
     gain (loss) on
     investments..............         0.2471         0.0051     (0.3300)     0.0761      0.1000     (0.1600)
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.5403         0.5805      0.2190      0.6693      0.7245      0.4501
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.2903)       (0.5795)    (0.5490)    (0.5932)    (0.6245)    (0.6101)
     In excess of net
       investment income......             --             --          --     (0.0361)         --          --
                                     --------       --------    --------    --------    --------    --------
       Total distributions to
          stockholders........        (0.2903)       (0.5795)    (0.5490)    (0.6293)    (0.6245)    (0.6101)
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  period......................       $   9.58       $   9.33    $   9.33    $   9.66    $   9.62    $   9.52
                                     ========       ========    ========    ========    ========    ========
Total return..................          5.84%(a)       6.47%       2.32%       7.18%       7.90%       4.82%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............       $ 93,547       $ 90,768    $101,710    $ 99,438    $ 77,982    $ 92,289
  Ratio of expenses to average
     net assets...............          0.51%(b)       0.51%       0.48%       0.49%       0.49%       0.44%
  Ratio of net investment
     income to average net
     assets...................          6.21%(b)       6.25%       5.78%       6.17%       6.58%       6.38%
  Ratio of expenses to average
     net assets*..............          0.61%(b)       0.61%       0.58%       0.59%       0.59%       0.58%
  Portfolio turnover rate.....            25%           110%         90%         69%        120%        133%

--------------------------------------------------------------------------------
 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------

                                    SIX MONTHS
                                      ENDED                          YEAR ENDED OCTOBER 31,
                                  APRIL 30, 2001    --------------------------------------------------------
                                   (UNAUDITED)        2000        1999        1998        1997        1996
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  year........................       $  10.27       $  10.26    $  10.73    $  10.67    $  10.51    $  10.68
                                     --------       --------    --------    --------    --------    --------
Income from investment
  operations:
  Net investment income.......         0.3276         0.6646      0.6416      0.6947      0.7344      0.7479
  Net realized and unrealized
     gain (loss) on
     investments..............         0.2197         0.0109     (0.4726)     0.0877      0.1600     (0.1700)
                                     --------       --------    --------    --------    --------    --------
       Total from investment
          operations..........         0.5473         0.6755      0.1690      0.7824      0.8944      0.5779
                                     --------       --------    --------    --------    --------    --------
Less distributions:
  Dividends paid to
     stockholders:
     From net investment
       income.................        (0.3273)       (0.6682)    (0.6390)    (0.6947)    (0.7344)    (0.7479)
     In excess of net
       investment income......             --             --          --     (0.0277)         --          --
                                     --------       --------    --------    --------    --------    --------
       Total distributions to
          stockholders........        (0.3273)       (0.6682)    (0.6390)    (0.7224)    (0.7344)    (0.7479)
                                     --------       --------    --------    --------    --------    --------
Net asset value, end of
  period......................       $  10.49       $  10.27    $  10.26    $  10.73    $  10.67    $  10.51
                                     ========       ========    ========    ========    ========    ========
Total return..................          5.37%(a)       6.90%       1.63%       7.58%       8.87%       5.63%
Ratios/Supplemental data:
  Net assets, end of period
     (in 000's)...............       $ 73,571       $ 71,449    $ 87,250    $ 80,174    $ 53,572    $ 57,267
  Ratio of expenses to average
     net assets...............          0.51%(b)       0.52%       0.52%       0.53%       0.53%       0.52%
  Ratio of net investment
     income to average net
     assets...................          6.30%(b)       6.53%       6.13%       6.48%       7.01%       7.10%
  Portfolio turnover rate.....            40%           127%         73%         93%        135%        165%

--------------------------------------------------------------------------------
(a) Not annualized.

(b) Annualized.

See notes to financial statements.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

Asset Management Fund (the "Fund") was organized as a Delaware Business Trust on September 30, 1999, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open end management company. As of April 30, 2001, the Fund offered shares in five separate portfolios, the Money Market Portfolio, the Short U.S. Government Securities Portfolio, the Adjustable Rate Mortgage (ARM) Portfolio, the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio (referred to individually as a "Portfolio" and collectively as the "Portfolios"). Each of the Portfolios, except the Money Market Portfolio, offers a single class of shares. The Money Market Portfolio is authorized to sell two classes of shares, namely, Class I Shares and Class D Shares. Each Class I and Class D Share of the Money Market Portfolio represents identical interests in the Portfolio and has the same rights except that (i) Class D Shares bear a higher distribution fee, which will cause Class D Shares to have a higher expense ratio and to pay lower dividends than those related to Class I Shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and
(iii) each class has exclusive voting rights with respect to the matters relating to its own distribution arrangements.

A. Significant accounting policies are as follows:

SECURITY VALUATION

  Money Market Portfolio:

  Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. The Portfolio seeks to maintain net asset value per share at $1.00.

  Short U.S. Government Securities Portfolio, Adjustable Rate Mortgage (ARM) Portfolio, Intermediate Mortgage Securities Portfolio, and U.S. Government Mortgage Securities Portfolio:

  For purposes of determining the net asset value per share of each Portfolio, investments for which market quotations are readily available will be valued at the mean between the most recent bid and asked prices, which may be furnished by a pricing service, at prices provided directly by market makers, or using matrix pricing methods. Portfolio securities for which market quotations are not readily available, and other assets, will be valued at fair value using methods determined in good faith by the Board of Trustees. Short-term instruments maturing within 60 days of the valuation date may be valued based upon their amortized cost. The Board of Trustees will review valuation methods regularly in order to determine their appropriateness.

REPURCHASE AGREEMENTS

  Eligible portfolio investments may be purchased from primary government securities dealers or the custodian bank, subject to the seller's agreement to repurchase them at an agreed upon date and price. Each Portfolio will always receive as collateral instruments whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement, and each Portfolio will make payment for such instruments only upon their physical delivery to, or evidence of their book entry transfer to the account of, the Portfolio's custodian.

DIVIDENDS TO SHAREHOLDERS

  Dividends from net investment income are declared daily and paid monthly. Net short-term and long-term capital gains, if any, are declared and paid annually.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

FEDERAL TAXES

  No provision is made for Federal taxes as it is each Portfolio's intention to continue to qualify as a regulated investment company and to make the requisite distributions to the stockholders, which will be sufficient to relieve each Portfolio from all or substantially all Federal income and excise taxes.

MANAGEMENT ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER

  Investment transactions are accounted for on the trade date, interest income is recorded on the accrual basis, and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

B. Shay Assets Management, Inc. (SAMI) serves the Fund as investment adviser (the "Adviser"). The Adviser is a wholly-owned subsidiary of Shay Investment Services, Inc. (SISI), which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Fund.

  As compensation for investment advisory services, the Fund pays an investment advisory fee monthly based upon an annual percentage of the average daily net assets of each Portfolio as follows:

  The investment advisory fee rate for the Money Market Portfolio is .15% of the first $500 million, .125% of the next $500 million, and .10% of such net assets in excess of $1 billion.

  The investment advisory fee rate for each of the Short U.S. Government Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is .25% of the first $500 million, .175% of the next $500 million, .125% of the next $500 million, and .10% of such net asset in excess of $1.5 billion.

  The investment advisory fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .45% of the first $3 billion, .35% of the next $2 billion, and .25% of such net assets in excess of $5 billion. The Adviser voluntarily waived approximately 44% of its fee for the six months ended April 30, 2001. The waiver amounted to $929,164.

  The investment advisory fee rate for the Intermediate Mortgage Securities Portfolio is .35% of the first $500 million, .275% of the next $500 million,
 .20% of the next $500 million, and .10% of such net assets in excess of $1.5 billion. The Adviser voluntarily waived approximately 29% of its fee for the six months ended April 30, 2001. The waiver amounted to $43,651.

  The Adviser has agreed to reduce or waive (but not below zero) its advisory fees charged to each Portfolio, except the Adjustable Rate Mortgage (ARM) Portfolio, to the extent that the daily ratio of operating expenses to average daily net assets of each Portfolio exceeds .75%.

  Shay Financial Services, Inc. (SFSI) serves the Fund as distributor (the "Distributor"). The Distributor is a wholly-owned subsidiary of SISI, which is controlled by Rodger D. Shay, the Chairman of the Board of Trustees of the Fund.

  As compensation for distribution services, the Fund pays the Distributor a distribution fee monthly in accordance with the distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, based upon an annual

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

percentage of the average daily net assets of each portfolio as follows:

  The distribution fee rate for each of the Money Market Portfolio Class I Shares and Short U.S. Government Securities Portfolio is based upon an annual percentage of the combined average daily net assets of both portfolios and is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $1 billion, and .075% of such combined net assets in excess of $2 billion. The distribution fee rate for the Money Market Class D Shares is .60% of average daily net assets. The Distributor voluntarily waived 100% of its fee for Class I Shares and approximately 25% for Class D Shares during the six months ended April 30, 2001. The Money Market distribution fee waiver amounted to $36,940 for Class I Shares and $2,792 for Class D Shares.

  The distribution fee rate for the Adjustable Rate Mortgage (ARM) Portfolio is .25% of average daily net assets. The Distributor voluntarily waived approximately 40% of its fee for the six months ended April 30, 2001. The distribution fee waiver amounted to $464,573.

  The distribution fee rate for each of the Intermediate Mortgage Securities Portfolio and the U.S. Government Mortgage Securities Portfolio, computed separately, is as follows: .15% of the first $500 million, .125% of the next $500 million, .10% of the next $500 million, and .075% of such net assets in excess of $1.5 billion.

  BISYS Fund Services Ohio, Inc. (BISYS, Ohio), serves the Fund as administrator (the "Administrator") and transfer agent. BISYS, Ohio is a subsidiary of The BISYS Group, Inc.

  As compensation for administrative services, the Fund pays the Administrator an administrative fee monthly in accordance with the administration plan adopted by the Fund. The administrative fee rate for each of the Money Market, Short U.S. Government Securities, Adjustable Rate Mortgage (ARM), Intermediate Mortgage Securities and U.S. Government Mortgage Securities Portfolios, computed separately, is a percentage of the average daily net assets of each Portfolio.

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

C. Transactions in shares of the Fund for the six months ended April 30, 2001, and the year ended October 31, 2000, were as follows:
--------------------------------------------------------------------------------

                                                                       MONEY MARKET PORTFOLIO
                                                                ------------------------------------
                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 APRIL 30, 2001     OCTOBER 31, 2000
----------------------------------------------------------------------------------------------------
Share transactions Class I:
  Sale of shares............................................       316,693,214         379,065,203
  Shares issued to stockholders in reinvestment dividends...           938,909           2,188,957
  Shares repurchased........................................      (302,606,569)       (425,111,733)
                                                                  ------------        ------------
  Net increase (decrease)...................................        15,025,554         (43,857,573)
  Shares outstanding
     Beginning of period....................................        48,214,193          92,071,765
                                                                  ------------        ------------
     End of period..........................................        63,239,747          48,214,192
                                                                  ============        ============
Share transactions Class D:
  Sale of shares............................................        17,722,593           9,623,000(a)
  Shares issued to stockholders in reinvestment dividends...             4,903               3,323(a)
  Shares repurchased........................................       (16,234,171)         (6,237,697)(a)
                                                                  ------------        ------------
  Net increase..............................................         1,493,325           3,388,626
  Shares outstanding
     Beginning of period....................................         3,388,626                  --
                                                                  ------------        ------------
     End of period..........................................         4,881,951           3,388,626
                                                                  ============        ============

--------------------------------------------------------------------------------
(a) For the period from December 19, 1999 (commencement of operations) through October 31, 2000.

--------------------------------------------------------------------------------

                                            SHORT U.S. GOVERNMENT                 ADJUSTABLE RATE MORTGAGE (ARM)
                                             SECURITIES PORTFOLIO                           PORTFOLIO
                                     ------------------------------------------------------------------------------
                                     SIX MONTHS ENDED       YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED
                                      APRIL 30, 2001     OCTOBER 31, 2000       APRIL 30, 2001     OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares.................        1,040,911              72,236            81,916,432           8,088,574
  Shares issued to stockholders
     in reinvestment of
     dividends...................          159,339             344,175             1,266,617           2,257,506
  Shares repurchased.............       (2,566,361)         (2,201,450)          (10,765,506)        (30,334,028)
                                        ----------          ----------           -----------         -----------
  Net increase (decrease)........       (1,366,111)         (1,785,039)           72,417,543         (19,987,948)
  Shares outstanding
     Beginning of period.........        9,297,702          11,082,741            69,166,378          89,154,326
                                        ----------          ----------           -----------         -----------
     End of period...............        7,931,591           9,297,702           141,583,921          69,166,378
                                        ==========          ==========           ===========         ===========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

                                            INTERMEDIATE MORTGAGE                    U.S. GOVERNMENT MORTGAGE
                                             SECURITIES PORTFOLIO                      SECURITIES PORTFOLIO
                                     ------------------------------------------------------------------------------
                                     SIX MONTHS ENDED       YEAR ENDED         SIX MONTHS ENDED       YEAR ENDED
                                      APRIL 30, 2001     OCTOBER 31, 2000       APRIL 30, 2001     OCTOBER 31, 2000
-------------------------------------------------------------------------------------------------------------------
Share transactions:
  Sale of shares.................        1,301,272               3,207                94,518               3,773
  Shares issued to stockholders
     in reinvestment of
     dividends...................          103,594             257,702               101,600             267,704
  Shares repurchased.............       (1,370,734)         (1,439,616)             (143,955)         (1,815,433)
                                        ----------          ----------           -----------         -----------
  Net increase (decrease)........           34,132          (1,178,707)               52,163          (1,543,956)
  Shares outstanding
     Beginning of period.........        9,727,604          10,906,311             6,958,813           8,502,769
                                        ----------          ----------           -----------         -----------
     End of period...............        9,761,736           9,727,604             7,010,976           6,958,813
                                        ==========          ==========           ===========         ===========

--------------------------------------------------------------------------------

D. At April 30, 2001, Net Assets consisted of the following:
--------------------------------------------------------------------------------

                                           SHORT U.S.                        INTERMEDIATE    U.S. GOVERNMENT
                                           GOVERNMENT     ADJUSTABLE RATE      MORTGAGE         MORTGAGE
                           MONEY MARKET    SECURITIES        MORTGAGE         SECURITIES       SECURITIES
                            PORTFOLIO       PORTFOLIO     (ARM) PORTFOLIO     PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------
Capital paid-in..........  $68,124,899     $89,916,020    $1,429,134,297     $106,829,543      $77,058,018
Accumulated net realized
  (loss).................      (14,744)     (8,327,403)      (31,497,716)     (16,288,353)      (6,076,561)
Net unrealized
  appreciation/
  (depreciation) of
  investments............           --       1,966,488         8,697,931        3,005,366        2,589,541
                           -----------     -----------    --------------     ------------      -----------
                           $68,110,155     $83,555,105    $1,406,334,512     $ 93,546,556      $73,570,998
                           ===========     ===========    ==============     ============      ===========

--------------------------------------------------------------------------------

E. At April 30, 2001, liabilities for the Portfolios included:
--------------------------------------------------------------------------------

                                               SHORT U.S.                       INTERMEDIATE    U.S. GOVERNMENT
                                               GOVERNMENT    ADJUSTABLE RATE      MORTGAGE         MORTGAGE
                               MONEY MARKET    SECURITIES       MORTGAGE         SECURITIES       SECURITIES
                                PORTFOLIO      PORTFOLIO     (ARM) PORTFOLIO     PORTFOLIO         PORTFOLIO
---------------------------------------------------------------------------------------------------------------
Investment advisory fee
  payable....................    $  8,474       $ 16,505       $   289,993       $   17,484        $ 15,152
Administration fee payable...         362            405             6,958              454             363
Distribution fee payable.....       1,582          9,903           173,997           10,490           9,091
Distributions payable........     257,108        372,968         6,808,919          420,242         369,611
Securities purchased
  payable....................          --             --        29,113,655        5,252,230              --

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET MANAGEMENT FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2001 (UNAUDITED)

--------------------------------------------------------------------------------

F. For the six months ended April 30, 2001, purchases and proceeds from sales/maturities of securities, other than short-term investments, were as follows:
--------------------------------------------------------------------------------

                                            SHORT U.S.      ADJUSTABLE      INTERMEDIATE    U.S. GOVERNMENT
                                            GOVERNMENT     RATE MORTGAGE      MORTGAGE         MORTGAGE
                                            SECURITIES         (ARM)         SECURITIES       SECURITIES
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------
Purchases...............................    $11,339,688    $825,175,996     $21,426,529       $28,853,256
                                            ===========    ============     ===========       ===========
Sales and Maturities....................    $33,601,569    $220,759,860     $23,967,698       $35,971,455
                                            ===========    ============     ===========       ===========

--------------------------------------------------------------------------------

G. In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audit of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. Management of the Fund does not expect any material impact on results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

--------------------------------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------------------------------
FOR GENERAL INFORMATION ABOUT ANY OF THE PORTFOLIOS OFFERED BY ASSET MANAGEMENT FUND INCLUDING FEES AND EXPENSES, PLEASE SEND FOR A PROSPECTUS AND READ IT CAREFULLY BEFORE YOU INVEST.

SHAY FINANCIAL SERVICES, INC.
230 West Monroe Street/Chicago, IL 60606
800-527-3713

1000 Brickell Avenue/Miami, FL 33131
800-327-6190

83 East Avenue/Norwalk, CT 06851
800-456-8232

8500 Freeport Parkway South, Irving TX 75063
800-442-9825

101 Bradford Road/Wexford, PA 15090
800-224-5177

350 Springfield Avenue/Summit, NJ 07091
800-553-6159

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ACCOUNT INFORMATION
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TO OBTAIN PERFORMANCE DATA AND PLACE PURCHASE ORDERS, CALL TOLL FREE
800-527-3713.

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DISTRIBUTOR
Shay Financial Services, Inc.
230 West Monroe Street
Chicago, IL 60606

INVESTMENT ADVISER
Shay Assets Management, Inc.
230 West Monroe Street
Chicago, IL 60606

ADMINISTRATOR AND TRANSFER AGENT
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219

LEGAL COUNSEL
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street
Chicago, IL 60601

CUSTODIAN
The Bank of New York
100 Church Street, 10th Fl.
New York, NY 10286

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, PA 19103

TRUSTEES AND OFFICERS
Richard M. Amis
Trustee

Arthur G. De Russo
Trustee

David F. Holland
Trustee

Gerald J. Levy
Trustee and Vice Chairman

Rodger D. Shay
Trustee and Chairman

Edward E. Sammons, Jr.
President

Robert T. Podraza
Vice President and Assistant Treasurer

Steven D. Pierce
Treasurer

Daniel K. Ellenwood
Secretary

Christine A. Cwik
Assistant Secretary

Alaina Metz
Assistant Secretary